Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Large Cap Focus Value Fund, Inc.
Entity Central Index Key	0000216557
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000006077 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Large Cap Focus Value Fund, Inc.
Class Name	Institutional Shares
Trading Symbol	MABAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Large Cap Focus Value Fund, Inc. (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$62	0.58%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended June 30, 2025, the Fund's Institutional Shares returned 13.85%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 15.66% and the Russell 1000® Value Index returned 13.70%.
What contributed to performance?
The largest positive contributor to the Fund’s performance was the allocation to the financial sector, highlighted by bank holdings. Positioning in the industrials sector was the next largest contributor, most notably holdings within the aerospace and defense industry. Allocations to the consumer discretionary and information technology sectors also had positive impact on return.
What detracted from performance?
The largest detractor from performance was the materials sector, specifically holdings within the chemicals industry. The energy sector, most notably holdings within the oil, gas, and consumable fuels industry, also adversely affected performance. Finally, media holdings within the communication services sector weighed on return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2015 through June 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	13.85%	15.19%	8.65%
Russell 1000® Index	15.66	16.30	13.35
Russell 1000® Value Index	13.70	13.93	9.19

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,853,169,043
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 7,682,613
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,853,169,043
Number of Portfolio Holdings	50
Net Investment Advisory Fees	$7,682,613
Portfolio Turnover Rate	80%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	19.2%
Health Care	16.2%
Consumer Discretionary	12.8%
Information Technology	12.4%
Industrials	11.0%
Consumer Staples	6.6%
Communication Services	6.3%
Energy	6.1%
Utilities	4.0%
Materials	3.5%
Short-Term Securities	2.0%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
Citigroup, Inc.	4.0%
Wells Fargo & Co.	3.9%
First Citizens BancShares, Inc., Class A	3.6%
Samsung Electronics Co. Ltd.	3.5%
Amazon.com, Inc.	3.4%
Western Digital Corp.	3.3%
Fidelity National Information Services, Inc.	3.1%
Cardinal Health, Inc.	3.0%
SS&C Technologies Holdings, Inc.	3.0%
Dollar General Corp.	2.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Citigroup, Inc.	4.0%
Wells Fargo & Co.	3.9%
First Citizens BancShares, Inc., Class A	3.6%
Samsung Electronics Co. Ltd.	3.5%
Amazon.com, Inc.	3.4%
Western Digital Corp.	3.3%
Fidelity National Information Services, Inc.	3.1%
Cardinal Health, Inc.	3.0%
SS&C Technologies Holdings, Inc.	3.0%
Dollar General Corp.	2.8%
(b)Excludes short-term securities.
C000006074 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Large Cap Focus Value Fund, Inc.
Class Name	Investor A Shares
Trading Symbol	MDBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Large Cap Focus Value Fund, Inc. (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$87	0.81%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended June 30, 2025, the Fund's Investor A Shares returned 13.59%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 15.66% and the Russell 1000® Value Index returned 13.70%.
What contributed to performance?
The largest positive contributor to the Fund’s performance was the allocation to the financial sector, highlighted by bank holdings. Positioning in the industrials sector was the next largest contributor, most notably holdings within the aerospace and defense industry. Allocations to the consumer discretionary and information technology sectors also had positive impact on return.
What detracted from performance?
The largest detractor from performance was the materials sector, specifically holdings within the chemicals industry. The energy sector, most notably holdings within the oil, gas, and consumable fuels industry, also adversely affected performance. Finally, media holdings within the communication services sector weighed on return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2015 through June 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	13.59%	14.89%	8.35%
Investor A Shares (with sales charge)	7.63	13.66	7.76
Russell 1000® Index	15.66	16.30	13.35
Russell 1000® Value Index	13.70	13.93	9.19

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,853,169,043
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 7,682,613
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,853,169,043
Number of Portfolio Holdings	50
Net Investment Advisory Fees	$7,682,613
Portfolio Turnover Rate	80%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	19.2%
Health Care	16.2%
Consumer Discretionary	12.8%
Information Technology	12.4%
Industrials	11.0%
Consumer Staples	6.6%
Communication Services	6.3%
Energy	6.1%
Utilities	4.0%
Materials	3.5%
Short-Term Securities	2.0%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
Citigroup, Inc.	4.0%
Wells Fargo & Co.	3.9%
First Citizens BancShares, Inc., Class A	3.6%
Samsung Electronics Co. Ltd.	3.5%
Amazon.com, Inc.	3.4%
Western Digital Corp.	3.3%
Fidelity National Information Services, Inc.	3.1%
Cardinal Health, Inc.	3.0%
SS&C Technologies Holdings, Inc.	3.0%
Dollar General Corp.	2.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Citigroup, Inc.	4.0%
Wells Fargo & Co.	3.9%
First Citizens BancShares, Inc., Class A	3.6%
Samsung Electronics Co. Ltd.	3.5%
Amazon.com, Inc.	3.4%
Western Digital Corp.	3.3%
Fidelity National Information Services, Inc.	3.1%
Cardinal Health, Inc.	3.0%
SS&C Technologies Holdings, Inc.	3.0%
Dollar General Corp.	2.8%
(b)Excludes short-term securities.
C000006076 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Large Cap Focus Value Fund, Inc.
Class Name	Investor C Shares
Trading Symbol	MCBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Large Cap Focus Value Fund, Inc. (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$174	1.64%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended June 30, 2025, the Fund's Investor C Shares returned 12.64%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 15.66% and the Russell 1000® Value Index returned 13.70%.
What contributed to performance?
The largest positive contributor to the Fund’s performance was the allocation to the financial sector, highlighted by bank holdings. Positioning in the industrials sector was the next largest contributor, most notably holdings within the aerospace and defense industry. Allocations to the consumer discretionary and information technology sectors also had positive impact on return.
What detracted from performance?
The largest detractor from performance was the materials sector, specifically holdings within the chemicals industry. The energy sector, most notably holdings within the oil, gas, and consumable fuels industry, also adversely affected performance. Finally, media holdings within the communication services sector weighed on return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2015 through June 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	12.64%	13.94%	7.65%
Investor C Shares (with sales charge)	11.64	13.94	7.65
Russell 1000® Index	15.66	16.30	13.35
Russell 1000® Value Index	13.70	13.93	9.19

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,853,169,043
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 7,682,613
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,853,169,043
Number of Portfolio Holdings	50
Net Investment Advisory Fees	$7,682,613
Portfolio Turnover Rate	80%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	19.2%
Health Care	16.2%
Consumer Discretionary	12.8%
Information Technology	12.4%
Industrials	11.0%
Consumer Staples	6.6%
Communication Services	6.3%
Energy	6.1%
Utilities	4.0%
Materials	3.5%
Short-Term Securities	2.0%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
Citigroup, Inc.	4.0%
Wells Fargo & Co.	3.9%
First Citizens BancShares, Inc., Class A	3.6%
Samsung Electronics Co. Ltd.	3.5%
Amazon.com, Inc.	3.4%
Western Digital Corp.	3.3%
Fidelity National Information Services, Inc.	3.1%
Cardinal Health, Inc.	3.0%
SS&C Technologies Holdings, Inc.	3.0%
Dollar General Corp.	2.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Citigroup, Inc.	4.0%
Wells Fargo & Co.	3.9%
First Citizens BancShares, Inc., Class A	3.6%
Samsung Electronics Co. Ltd.	3.5%
Amazon.com, Inc.	3.4%
Western Digital Corp.	3.3%
Fidelity National Information Services, Inc.	3.1%
Cardinal Health, Inc.	3.0%
SS&C Technologies Holdings, Inc.	3.0%
Dollar General Corp.	2.8%
(b)Excludes short-term securities.
C000152172 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Large Cap Focus Value Fund, Inc.
Class Name	Class K Shares
Trading Symbol	MBVKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Large Cap Focus Value Fund, Inc. (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$50	0.47%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended June 30, 2025, the Fund's Class K Shares returned 13.99%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 15.66% and the Russell 1000® Value Index returned 13.70%.
What contributed to performance?
The largest positive contributor to the Fund’s performance was the allocation to the financial sector, highlighted by bank holdings. Positioning in the industrials sector was the next largest contributor, most notably holdings within the aerospace and defense industry. Allocations to the consumer discretionary and information technology sectors also had positive impact on return.
What detracted from performance?
The largest detractor from performance was the materials sector, specifically holdings within the chemicals industry. The energy sector, most notably holdings within the oil, gas, and consumable fuels industry, also adversely affected performance. Finally, media holdings within the communication services sector weighed on return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2015 through June 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	13.99%	15.30%	8.74%
Russell 1000® Index	15.66	16.30	13.35
Russell 1000® Value Index	13.70	13.93	9.19

Performance Inception Date	Feb. 04, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,853,169,043
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 7,682,613
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,853,169,043
Number of Portfolio Holdings	50
Net Investment Advisory Fees	$7,682,613
Portfolio Turnover Rate	80%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	19.2%
Health Care	16.2%
Consumer Discretionary	12.8%
Information Technology	12.4%
Industrials	11.0%
Consumer Staples	6.6%
Communication Services	6.3%
Energy	6.1%
Utilities	4.0%
Materials	3.5%
Short-Term Securities	2.0%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
Citigroup, Inc.	4.0%
Wells Fargo & Co.	3.9%
First Citizens BancShares, Inc., Class A	3.6%
Samsung Electronics Co. Ltd.	3.5%
Amazon.com, Inc.	3.4%
Western Digital Corp.	3.3%
Fidelity National Information Services, Inc.	3.1%
Cardinal Health, Inc.	3.0%
SS&C Technologies Holdings, Inc.	3.0%
Dollar General Corp.	2.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Citigroup, Inc.	4.0%
Wells Fargo & Co.	3.9%
First Citizens BancShares, Inc., Class A	3.6%
Samsung Electronics Co. Ltd.	3.5%
Amazon.com, Inc.	3.4%
Western Digital Corp.	3.3%
Fidelity National Information Services, Inc.	3.1%
Cardinal Health, Inc.	3.0%
SS&C Technologies Holdings, Inc.	3.0%
Dollar General Corp.	2.8%
(b)Excludes short-term securities.
C000007847 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Large Cap Focus Value Fund, Inc.
Class Name	Class R Shares
Trading Symbol	MRBVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Large Cap Focus Value Fund, Inc. (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$127	1.19%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended June 30, 2025, the Fund's Class R Shares returned 13.19%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 15.66% and the Russell 1000® Value Index returned 13.70%.
What contributed to performance?
The largest positive contributor to the Fund’s performance was the allocation to the financial sector, highlighted by bank holdings. Positioning in the industrials sector was the next largest contributor, most notably holdings within the aerospace and defense industry. Allocations to the consumer discretionary and information technology sectors also had positive impact on return.
What detracted from performance?
The largest detractor from performance was the materials sector, specifically holdings within the chemicals industry. The energy sector, most notably holdings within the oil, gas, and consumable fuels industry, also adversely affected performance. Finally, media holdings within the communication services sector weighed on return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2015 through June 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	13.19%	14.48%	7.97%
Russell 1000® Index	15.66	16.30	13.35
Russell 1000® Value Index	13.70	13.93	9.19

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,853,169,043
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 7,682,613
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,853,169,043
Number of Portfolio Holdings	50
Net Investment Advisory Fees	$7,682,613
Portfolio Turnover Rate	80%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	19.2%
Health Care	16.2%
Consumer Discretionary	12.8%
Information Technology	12.4%
Industrials	11.0%
Consumer Staples	6.6%
Communication Services	6.3%
Energy	6.1%
Utilities	4.0%
Materials	3.5%
Short-Term Securities	2.0%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
Citigroup, Inc.	4.0%
Wells Fargo & Co.	3.9%
First Citizens BancShares, Inc., Class A	3.6%
Samsung Electronics Co. Ltd.	3.5%
Amazon.com, Inc.	3.4%
Western Digital Corp.	3.3%
Fidelity National Information Services, Inc.	3.1%
Cardinal Health, Inc.	3.0%
SS&C Technologies Holdings, Inc.	3.0%
Dollar General Corp.	2.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Citigroup, Inc.	4.0%
Wells Fargo & Co.	3.9%
First Citizens BancShares, Inc., Class A	3.6%
Samsung Electronics Co. Ltd.	3.5%
Amazon.com, Inc.	3.4%
Western Digital Corp.	3.3%
Fidelity National Information Services, Inc.	3.1%
Cardinal Health, Inc.	3.0%
SS&C Technologies Holdings, Inc.	3.0%
Dollar General Corp.	2.8%
(b)Excludes short-term securities.